Condensed consolidating financial information - Condensed Consolidating Statement of Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	£ 5,849	£ 6,210	£ 37,656
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(3,216)	3,099	(3,809)
Differences on exchange	(2,967)	3,868	(3,084)
Associates – share of OCI, net of tax	(115)	(38)	(918)
Tax on items that may be reclassified	56	18	34
Items that will not be reclassified subsequently to profit or loss:	(507)	115	681
Associates – share of OCI, net of tax	7	6	25
Tax on items that will not be reclassified	75	(33)	(171)
Total other comprehensive (expense)/income for the year, net of tax	(3,723)	3,214	(3,128)
Total comprehensive income for the year, net of tax	2,126	9,424	34,528
Attributable to:
Owners of the parent	2,000	9,239	34,361
Non-controlling interests	126	185	167
Total comprehensive income for the year, net of tax	2,126	9,424	34,528
Other Reserves
Other comprehensive income/(expense)
Differences on exchange	(2,948)	3,861	(3,082)
Associates – share of OCI, net of tax	(115)	(38)	(918)
Tax on items that may be reclassified	56	18	34
Associates – share of OCI, net of tax	7	6
Total other comprehensive (expense)/income for the year, net of tax	(3,190)	3,090	(3,805)
Total comprehensive income for the year, net of tax	(3,190)	3,090	(3,805)
Attributable to:
Total comprehensive income for the year, net of tax	(3,190)	3,090	(3,805)
Retained Earnings
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	5,704	6,032	37,485
Other comprehensive income/(expense)
Total other comprehensive (expense)/income for the year, net of tax	(514)	117	681
Total comprehensive income for the year, net of tax	5,190	6,149	38,166
Attributable to:
Total comprehensive income for the year, net of tax	5,190	6,149	38,166
Registered RAI and Lorillard Bonds | Consolidated
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	5,849	6,210	37,656
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(3,216)	3,099	(3,809)
Differences on exchange	(2,967)	3,868	(3,084)
Cash flow hedges	(193)	(41)	(171)
Net investment hedges	3	(708)	357
Associates – share of OCI, net of tax	(115)	(38)	(918)
Tax on items that may be reclassified	56	18	34
Items that will not be reclassified subsequently to profit or loss:	(507)	115	681
Retirement benefit schemes	(589)	142	827
Associates – share of OCI, net of tax	7	6	25
Tax on items that will not be reclassified	75	(33)	(171)
Total other comprehensive (expense)/income for the year, net of tax	(3,723)	3,214	(3,128)
Investments held at fair value			(27)
Total comprehensive income for the year, net of tax	2,126	9,424	34,528
Attributable to:
Owners of the parent	2,000	9,239	34,361
Non-controlling interests	126	185	167
Total comprehensive income for the year, net of tax	2,126	9,424	34,528
Registered RAI and Lorillard Bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	5,849	6,176	37,550
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	2,126	9,390	34,422
Attributable to:
Owners of the parent	2,126	9,390	34,422
Total comprehensive income for the year, net of tax	2,126	9,390	34,422
Registered RAI and Lorillard Bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Other Reserves
Other comprehensive income/(expense)
Share of subsidiaries OCI	(507)	115	681
Registered RAI and Lorillard Bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Retained Earnings
Other comprehensive income/(expense)
Share of subsidiaries OCI	(3,216)	3,099	(3,809)
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,060	2,728	3,720
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	30
Differences on exchange	30
Items that will not be reclassified subsequently to profit or loss:	167
Retirement benefit schemes	226
Tax on items that will not be reclassified	(59)
Total other comprehensive (expense)/income for the year, net of tax	197
Total comprehensive income for the year, net of tax	3,257	2,728	3,720
Attributable to:
Owners of the parent	3,257	2,728	3,720
Total comprehensive income for the year, net of tax	3,257	2,728	3,720
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,323	3,100	4,123
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	30
Differences on exchange	30
Items that will not be reclassified subsequently to profit or loss:	185
Retirement benefit schemes	245
Tax on items that will not be reclassified	(60)
Total other comprehensive (expense)/income for the year, net of tax	215
Total comprehensive income for the year, net of tax	3,538	3,100	4,123
Attributable to:
Owners of the parent	3,538	3,100	4,123
Total comprehensive income for the year, net of tax	3,538	3,100	4,123
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,088	2,759	3,897
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	30
Differences on exchange	30
Items that will not be reclassified subsequently to profit or loss:	167
Retirement benefit schemes	225
Tax on items that will not be reclassified	(58)
Total other comprehensive (expense)/income for the year, net of tax	197
Total comprehensive income for the year, net of tax	3,285	2,759	3,897
Attributable to:
Owners of the parent	3,285	2,759	3,897
Total comprehensive income for the year, net of tax	3,285	2,759	3,897
Registered RAI and Lorillard Bonds | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	5,767	6,509	38,023
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(3,217)	3,099	(3,809)
Differences on exchange	(2,968)	3,868	(3,084)
Cash flow hedges	(193)	(41)	(171)
Net investment hedges	3	(708)	357
Associates – share of OCI, net of tax	(115)	(38)	(918)
Tax on items that may be reclassified	56	18	34
Items that will not be reclassified subsequently to profit or loss:	(669)	115	681
Retirement benefit schemes	(813)	142	827
Associates – share of OCI, net of tax	7	6	25
Tax on items that will not be reclassified	137	(33)	(171)
Total other comprehensive (expense)/income for the year, net of tax	(3,886)	3,214	(3,128)
Investments held at fair value			(27)
Total comprehensive income for the year, net of tax	1,881	9,723	34,895
Attributable to:
Owners of the parent	1,755	9,538	34,728
Non-controlling interests	126	185	167
Total comprehensive income for the year, net of tax	1,881	9,723	34,895
Registered RAI and Lorillard Bonds | Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	(15,238)	(15,062)	(49,657)
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(89)
Differences on exchange	(89)
Items that will not be reclassified subsequently to profit or loss:	(357)
Retirement benefit schemes	(472)
Tax on items that will not be reclassified	115
Total other comprehensive (expense)/income for the year, net of tax	(446)
Total comprehensive income for the year, net of tax	(11,961)	(18,276)	(46,529)
Attributable to:
Owners of the parent	(11,961)	(18,276)	(46,529)
Total comprehensive income for the year, net of tax	(11,961)	(18,276)	(46,529)
Registered RAI and Lorillard Bonds | Eliminations | Other Reserves
Other comprehensive income/(expense)
Share of subsidiaries OCI	507	(115)	(681)
Registered RAI and Lorillard Bonds | Eliminations | Retained Earnings
Other comprehensive income/(expense)
Share of subsidiaries OCI	3,216	(3,099)	3,809
Registered BATCAP bonds | Consolidated
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	5,849	6,210	37,656
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(3,216)	3,099	(3,809)
Differences on exchange	(2,967)	3,868	(3,084)
Cash flow hedges	(193)	(41)	(171)
Net investment hedges	3	(708)	357
Associates – share of OCI, net of tax	(115)	(38)	(918)
Tax on items that may be reclassified	56	18	34
Items that will not be reclassified subsequently to profit or loss:	(507)	115	681
Retirement benefit schemes	(589)	142	827
Associates – share of OCI, net of tax	7	6	25
Tax on items that will not be reclassified	75	(33)	(171)
Total other comprehensive (expense)/income for the year, net of tax	(3,723)	3,214	(3,128)
Investments held at fair value			(27)
Total comprehensive income for the year, net of tax	2,126	9,424	34,528
Attributable to:
Owners of the parent	2,000	9,239	34,361
Non-controlling interests	126	185	167
Total comprehensive income for the year, net of tax	2,126	9,424	34,528
Registered BATCAP bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	5,849	6,176	37,550
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	2,126	9,390	34,422
Attributable to:
Owners of the parent	2,126	9,390	34,422
Total comprehensive income for the year, net of tax	2,126	9,390	34,422
Registered BATCAP bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Other Reserves
Other comprehensive income/(expense)
Share of subsidiaries OCI	(507)	115	681
Registered BATCAP bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor | Retained Earnings
Other comprehensive income/(expense)
Share of subsidiaries OCI	(3,216)	3,099	(3,809)
Registered BATCAP bonds | Reportable Legal Entities | BATCAP, Issuer / Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	117	157	(52)
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(214)	(101)	(242)
Cash flow hedges	(214)	(101)	(242)
Total other comprehensive (expense)/income for the year, net of tax	(214)	(101)	(242)
Total comprehensive income for the year, net of tax	(97)	56	(294)
Attributable to:
Owners of the parent	(97)	56	(294)
Total comprehensive income for the year, net of tax	(97)	56	(294)
Registered BATCAP bonds | Reportable Legal Entities | BATIF, Issuer / Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	198	102	(63)
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(21)	15	(21)
Cash flow hedges	9	15	(10)
Net investment hedges	(30)		(11)
Total other comprehensive (expense)/income for the year, net of tax	(21)	15	(21)
Total comprehensive income for the year, net of tax	177	117	(84)
Attributable to:
Owners of the parent	177	117	(84)
Total comprehensive income for the year, net of tax	177	117	(84)
Registered BATCAP bonds | Reportable Legal Entities | BATHTN, Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	192	243	636
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	192	243	636
Attributable to:
Owners of the parent	192	243	636
Total comprehensive income for the year, net of tax	192	243	636
Registered BATCAP bonds | Reportable Legal Entities | BATNF and RAI, Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	3,323	3,100	4,120
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	30
Differences on exchange	30
Items that will not be reclassified subsequently to profit or loss:	185
Retirement benefit schemes	245
Tax on items that will not be reclassified	(60)
Total other comprehensive (expense)/income for the year, net of tax	215
Total comprehensive income for the year, net of tax	3,538	3,100	4,120
Attributable to:
Owners of the parent	3,538	3,100	4,120
Total comprehensive income for the year, net of tax	3,538	3,100	4,120
Registered BATCAP bonds | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	5,606	6,988	37,326
Other comprehensive income/(expense)
Items that may be reclassified subsequently to profit or loss:	(3,011)	3,185	(3,546)
Differences on exchange	(2,997)	3,868	(3,084)
Cash flow hedges	12	45	81
Net investment hedges	33	(708)	368
Associates – share of OCI, net of tax	(115)	(38)	(918)
Tax on items that may be reclassified	56	18	34
Items that will not be reclassified subsequently to profit or loss:	(692)	115	681
Retirement benefit schemes	(834)	142	827
Associates – share of OCI, net of tax	7	6	25
Tax on items that will not be reclassified	135	(33)	(171)
Total other comprehensive (expense)/income for the year, net of tax	(3,703)	3,300	(2,865)
Investments held at fair value			(27)
Total comprehensive income for the year, net of tax	1,903	10,288	34,461
Attributable to:
Owners of the parent	1,777	10,103	34,294
Non-controlling interests	126	185	167
Total comprehensive income for the year, net of tax	1,903	10,288	34,461
Registered BATCAP bonds | Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Profit for the year	(9,436)	(10,556)	(41,861)
Other comprehensive income/(expense)
Total comprehensive income for the year, net of tax	(5,713)	(13,770)	(38,733)
Attributable to:
Owners of the parent	(5,713)	(13,770)	(38,733)
Total comprehensive income for the year, net of tax	(5,713)	(13,770)	(38,733)
Registered BATCAP bonds | Eliminations | Other Reserves
Other comprehensive income/(expense)
Share of subsidiaries OCI	507	(115)	(681)
Registered BATCAP bonds | Eliminations | Retained Earnings
Other comprehensive income/(expense)
Share of subsidiaries OCI	£ 3,216	£ (3,099)	£ 3,809